CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (2,211)	$ 1,379
Other comprehensive income:
Foreign currency translation adjustments	146	(256)
Unrealized gain on forward contracts, net	598	103
Comprehensive income (loss)	$ (1,467)	$ 1,226